Credit Facilities (Details) - Schedule of Outstanding Balances of Long-Term Bank Borrowings - Long-term Debt [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Non-current maturities	$ 121,088	$ 586,935
WeBank Co., Ltd.[Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term	From July 13, 2022 to July 13, 2024
Interest rate	9.00%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Date of paid off
Total	$ 122,719	343,174
WeBank Co., Ltd.One [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term	From August 26, 2021 to August 26, 2023
Interest rate	16.20%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.
Date of paid off	Aug. 26, 2023
Total		176,763
Kincheng Bank of Tianjin Co., Ltd. [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term	From July 5, 2022 to July 5, 2024
Interest rate	9.00%
Collateral/ Guarantee
Date of paid off
Total	$ 72,278	154,652
WeBank Co., Ltd.Two [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term	From September 8, 2022 to September 8, 2024
Interest rate	16.20%
Collateral/ Guarantee
Date of paid off
Total	$ 75,093	165,698
WeBank Co., Ltd. Three [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term	From November 6, 2023 to October 26, 2025
Interest rate	17.64%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang
Date of paid off
Total	$ 101,376
WeBank Co., Ltd. Four [Member]
Schedule of Outstanding Balances of Long-Term Bank Borrowings [Line Items]
Term	From November 6, 2023 to October 26, 2025
Interest rate	18.00%
Collateral/ Guarantee	Guarantee by Mr. Jinlong Yang
Date of paid off
Total	$ 140,800
Less: current maturities	$ (391,178)	$ (253,352)